OTHER LIABILITIES - Accounts Payable and Other (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Accounts payable and accrued liabilities	$ 61	$ 57
Liability for retirement benefits	67	0
Escrow fund on mortgage loans	138	0
Accrued commissions and other expenses	185	0
Other	280	7
Total other liabilities	$ 731	$ 64